Share Capital, Share Premium And Other Capital Reserves -Schedule Of Other Capital Reserves (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Capital Reserves [Line Items]
Beginning balance	₽ 79,257	₽ 817	₽ 3,394
Convertible loans		(1,298)	40
Other comprehensive income	(3)	0	0
Ending Balance	30,608	79,257	817
Convertible loan reserve
Disclosure Of Other Capital Reserves [Line Items]
Beginning balance	0	1,043
Convertible loans		(1,043)
Other comprehensive income	0
Ending Balance	0	0	1,043
Currency translation differences
Disclosure Of Other Capital Reserves [Line Items]
Beginning balance	0	0
Convertible loans		0
Other comprehensive income	(3)
Ending Balance	(3)	0	0
Other capital reserves
Disclosure Of Other Capital Reserves [Line Items]
Beginning balance	0	1,043
Convertible loans		(1,043)
Other comprehensive income	(3)
Ending Balance	₽ (3)	₽ 0	₽ 1,043